Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Annual Future Maturities of Capital Leases

Annual future maturities of capital leases for the next five years are as follows:

Years ended December 31,
2015	$947,422
2016	1,305,426
2017	851,411
2018	—
2019	—

Total capital lease commitments	3,104,259
Less: current portion of capital leases	(947,422)

Long term portion of capital leases	$2,156,837

Schedule of Operating Lease Commitments	Operating lease commitments for the next five years are as follows:

Years ended December 31,
2015	$108,237
2016	4,937
2017	715
2018	—
2019	—

Total operating lease commitments	$113,889